UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1775 I Street, NW, Suite 1100

Washington, DC 20006
(Address of principal executive offices) (Zip code)

Sander M. Bieber

Dechert LLP

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

The Mexico Fund, Inc.

Schedule of Investments as of July 31, 2006 (Unaudited)
Shares Held	Common Stock (98.40%)	Series	Value	Percent of Net Assets
	Cement Industry
12,106,934	Cemex, S.A. de C.V.	CPO	$ 34,375,482	5.81%
4,661,000	Grupo Cementos de Chihuahua, S.A de C.V.	*	16,320,608	2.76
			---------------	-------
			50,696,090	8.57
	Communications
14,529,100	América Móvil, S.A. de C.V.	A	25,949,336	4.39
27,004,400	América Móvil, S.A. de C.V.	L	48,378,936	8.18
7,708,500	América Telecom, S.A. de C.V.	A1	49,252,614	8.32
6,971,200	Grupo Televisa, S.A.	CPO	25,884,765	4.37
9,683,900	Teléfonos de México, S.A. de C.V.	A	11,353,067	1.92
			---------------	-------
			160,818,718	27.18
	Construction
7,526,133	Empresas ICA, Sociedad Controladora, S.A. de C.V.	*	23,767,969	4.02

	Financial Groups
330,000	Citigroup, Inc.	*	15,942,197	2.70
7,597,500	Grupo Financiero Banorte, S.A. de C.V.	O	20,959,389	3.54
6,741,400	Grupo Financiero Inbursa, S.A. de C.V.	O	10,175,605	1.72
			---------------	-------
			47,077,191	7.96

Shares Held	Common Stock (98.40%)	Series	Value	Percent of Net Assets

	Food and Beverages
2,322,117	Fomento Económico Mexicano, S.A. de C.V.	UBD	20,481,573	3.46
4,057,600	Gruma, S.A. de C.V.	B	12,260,395	2.07
3,003,400	Grupo Bimbo, S.A. de C.V.	A	9,638,961	1.63
2,547,400	Grupo Modelo, S.A. de C.V.	C	11,199,311	1.89
			---------------	-------
			53,580,240	9.05
	Holding Companies
1,850,000	Alfa, S.A. de C.V.	A	9,451,553	1.60
4,290,300	Grupo Carso, S.A. de C.V.	A1	11,548,888	1.95
2,515,800	Grupo Imsa, S.A. de C.V.	*	9,424,371	1.59
6,210,200	Mexichem, S.A de C.V.	*	8,702,619	1.47
2,515,800	Verzatec, S.A. de C.V.	*	944,741	0.16
			---------------	-------
			40,072,172	6.77
	Housing
1,928,700	Consorcio ARA, S.A. de C.V.	*	8,806,083	1.49
9,760,800	Corporación Geo, S.A. de C.V.	B	38,737,094	6.55
56,100	Desarrolladora Homex, S.A. de C.V.	*	346,524	0.06
4,939,382	Sare Holding, S.A. de C.V.	B	5,035,246	0.85
11,332,800	Urbi Desarrollos Urbanos, S.A de C.V.	*	29,530,611	4.99
			---------------	-------
			82,455,558	13.94
	Mining Industry
4,981,253	Grupo México, S.A. de C.V.	B	16,173,640	2.73

	Pulp and Paper
3,130,680	Kimberly-Clark de México, S.A. de C.V.	A	11,951,415	2.02

	Retail Stores
2,918,782	Alsea, S.A. de C.V.	*	11,578,246	1.95
13,360,230	Wal-Mart de México, S.A. de C.V.	V	41,519,367	7.02
			---------------	-------
			53,097,613	8.97
	Service
2,646,400	Grupo Aeroportuario del Pacífico, S.A. de C.V.	B	7,899,376	1.33
2,619,700	Grupo Aeroportuario del Sureste, S.A. de C.V.	B	8,913,809	1.51
			---------------	-------
			16,813,185	2.84
	Steel
1,445,200	Industrias CH, S.A. de C.V.	B	4,239,726	0.72
1,087,200	Tenaris, S.A.	*	21,493,861	3.63
			---------------	-------
			25,733,587	4.35

	Total Common Stock (Identified cost - $253,210,896)		$582,237,378	98.40
		Value	Percent of Net Assets
Securities	Short-Term Securities (1.25%)
Repurchase Agreements	BBVA Bancomer, S.A., 7.00%, dated 07/31/06, due 08/01/06 repurchase price $7,394,479 collateralized by Bonos del Gobierno Federal. Value of collateral $7,393,043	$ 7,393,043	1.25%
		---------------	-------
	Total Short-Term Securities (Identified cost -$7,393,043)	7,393,043	1.25
		---------------	-------
	Total Investments (Identified cost - $260,603,939)	589,630,421	99.65
	Other Assets in Excess of Liabilities	2,090,138	0.35
		---------------	-------
	Net Assets Equivalent to $36.87 per share on 16,050,525 shares of capital stock outstanding	$591,720,559	100.00%
		==========	======

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ José Luis Gómez Pimienta, by Dilia M. Caballero attorney-in-fact, pursuant to Power of Attorney
José Luis Gómez Pimienta
President and Principal Executive Officer
September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ José Luis Gómez Pimienta, by Dilia M. Caballero attorney-in-fact, pursuant to Power of Attorney
José Luis Gómez Pimienta
President and Principal Executive Officer
September 21, 2006

By:	/s/ Alberto Osorio, by Dilia M. Caballero attorney-in-fact, pursuant to Power of Attorney
Alberto Osorio
Treasurer and Principal Financial Officer
September 21, 2006